Financial Derivative Contracts and Hedge Accounting - Schedule of the Hedged Items and the Hedging Instrument at Fair Value (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 2,666,521	$ 1,443,649
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,029,773	3,205,105
Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,982,310	3,017,527
Fair Value Hedges [Member] | Foreign currency swaps contract [member]
Disclosure of detailed information about hedged items [line items]
Notional value	47,463	187,578
Fair Value Hedges [Member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,030,055
Fair Value Hedges [Member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,032	709,588
Fair Value Hedges [Member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	685,855
Fair Value Hedges [Member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	128,094	796,006
Fair Value Hedges [Member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,215,074	1,699,511
Fair Value Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,342	907,302
Fair Value Hedges [Member] | 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,342	719,724
Fair Value Hedges [Member] | 1 year [member] | Foreign currency swaps contract [member]
Disclosure of detailed information about hedged items [line items]
Notional value		187,578
Fair Value Hedges [Member] | 1 year [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,342
Fair Value Hedges [Member] | 1 year [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,032	1,232
Fair Value Hedges [Member] | 1 year [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		666,388
Fair Value Hedges [Member] | 1 year [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,310	239,682
Fair Value Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	492,891	264,036
Fair Value Hedges [Member] | 1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	445,428	264,036
Fair Value Hedges [Member] | 1 - 3 years [member] | Foreign currency swaps contract [member]
Disclosure of detailed information about hedged items [line items]
Notional value	47,463
Fair Value Hedges [Member] | 1 - 3 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	493,173
Fair Value Hedges [Member] | 1 - 3 years [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		156,772
Fair Value Hedges [Member] | 1 - 3 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	342,159
Fair Value Hedges [Member] | 1 - 3 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	52,704	52,132
Fair Value Hedges [Member] | 1 - 3 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	98,310	55,132
Fair Value Hedges [Member] | 3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	211,181	391,157
Fair Value Hedges [Member] | 3 to 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	211,181	391,157
Fair Value Hedges [Member] | 3 to 6 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	211,181
Fair Value Hedges [Member] | 3 to 6 years [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		261,860
Fair Value Hedges [Member] | 3 to 6 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	80,629
Fair Value Hedges [Member] | 3 to 6 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	49,932	35,297
Fair Value Hedges [Member] | 3 to 6 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	80,620	94,000
Fair Value Hedges [Member] | Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,296,359	1,642,610
Fair Value Hedges [Member] | Over 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,296,359	1,642,610
Fair Value Hedges [Member] | Over 6 years [member] | Hedged Instruments Net Of Prepayments [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,296,359
Fair Value Hedges [Member] | Over 6 years [member] | Commercial and mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		289,724
Fair Value Hedges [Member] | Over 6 years [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	263,067
Fair Value Hedges [Member] | Over 6 years [member] | Chilean Treasury Bonds [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	25,458	42,189
Fair Value Hedges [Member] | Over 6 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 1,007,834	$ 1,310,697